Consolidated Statements of Cash Flows $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Operating activities
Profit (loss) for the year		$ (588)	$ 3,145
Depreciation and amortization		1,619	1,483
Provision for income taxes		120	1,365
Asset impairments		2,690	41
Gain on sale of investments and assets		(17)	(892)
Foreign exchange losses (gains)		4	(16)
Loss on debt redemption or purchase		224	26
Loss (gain) on debt prepayment options		(105)	42
Net finance expense		218	219
Income taxes paid		(595)	(780)
Other		74	(166)
Net change in non-cash working capital items		(160)	(29)
Net cash from operating activities		3,484	4,438
Investing activities
Expenditures on property, plant and equipment		(2,788)	(1,906)
Capitalized production stripping costs		(680)	(707)
Expenditures on investments and other assets		(178)	(284)
Proceeds from investments and assets		80	1,292
Net cash used in investing activities		(3,566)	(1,605)
Financing activities
Redemption or purchase and repayment of debt		(835)	(1,355)
Repayment of lease liabilities		(150)	(32)
QB21 advances from SMM/SC2	[1],[2]	938	0
QB2 equity contributions by SMM/SC		797	0
QB2 partnering and financing transaction costs paid		(113)	0
Interest and finance charges paid		(386)	(430)
Issuance of Class B subordinate voting shares		10	54
Purchase and cancellation of Class B subordinate voting shares		(661)	(189)
Dividends paid		(111)	(172)
Distributions to non-controlling interests		(26)	(40)
Net cash used in financing activities		(537)	(2,164)
Effect of exchange rate changes on cash and cash equivalents		(89)	113
Net increase in cash and cash equivalents		(708)	782
Cash and cash equivalents at beginning of year		1,734	952
Cash and cash equivalents at end of year		$ 1,026	$ 1,734

[1]	Quebrada Blanca Phase 2 copper development project.
[2]	Sumitomo Metal Mining Co., Ltd. (SMM) and Sumitomo Corporation (SC) are referred to together as SMM/SC.